Earnings per share	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share

(EUR thousand)	For the financial year ended March 31
Earnings per share	2025	2024	2023
Profit / (loss) attributable to the owners of the parent	84,314	13,975	(25,621)
Profit / (loss) attributable to the owners of the parent attributable to ordinary shares	70,148	11,613	(21,635)
Profit / (loss) attributable to the owners of the parent attributable to preference shares	14,166	2,362	(3,986)
Weighted average number of basic ordinary shares outstanding (thousand)	199,636	193,345	187,326
Weighted average number of basic preference shares outstanding (thousand)	40,314	39,323	34,509
Basic profit / (loss) per ordinary share	0.35	0.06	(0.12)

Profit / (loss) from continuing operations attributable to the owners of the parent	84,314	13,975	(25,621)
Profit / (loss) from continuing operations attributable to the owners of the parent attributable to ordinary shares	70,148	11,628	(21,635)
Profit / (loss) from continuing operations attributable to the owners of the parent attributable to preference shares	14,166	2,347	(3,986)
Weighted average number of diluted ordinary shares outstanding (thousand)	199,636	194,817	187,326
Weighted average number of diluted preference shares outstanding (thousand)	40,314	39,323	34,509
Diluted profit / (loss) per ordinary share	0.35	0.06	(0.12)
Basic
Basic earnings per ordinary share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of basic ordinary shares outstanding at the end of the period.
Diluted
Diluted earnings per ordinary share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of diluted ordinary shares outstanding at the end of the period.
During the financial year ended March 31, 2025, the Company approved the modification of certain terms of the existing share-based payments plans, resulting in the reclassification of all plans from equity-settled to cash-settled share-based payments; see Note 25 for further details.
For the financial year ended March 31, 2024, the Company has excluded 6.4 million (8.0 million for the financial year ended March 31, 2023) ordinary shares from the diluted earnings per ordinary share calculation, as the impact of those shares is not-dilutive. Those shares relate to the Management Incentive Plan. The ordinary shares relate to share-based payments plans and are potentially dilutive instruments.
For the financial year ended March 31, 2023, the Company has excluded 2.0 million ordinary shares from the diluted earnings per ordinary share calculation, as the impact of the shares are considered anti-dilutive.
The 30,735,950 outstanding warrants as of March 31, 2025, 2024 and 2023 are considered as not-dilutive.